Income Taxes (Details) - Schedule of Net Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets(liability):
Start up cost	$ 440,696	$ 99,437
Valuation allowance	(440,696)	(99,437)
Deferred tax assets, net